RESTRICTED CASH	12 Months Ended
Dec. 31, 2021
RESTRICTED CASH
RESTRICTED CASH

11.    RESTRICTED CASH

	December 31,	December 31,	December 31,
	2021	2020	2019
Restricted cash	$469,808	$470,460	$462,874

Restricted cash represents $600,000 CAD security held by a Canadian Chartered Bank as a guarantee for the Company’s same day electronic processing facility and corporate credit card facility.